Note 30	6 Months Ended
Jun. 30, 2025
Commitments and guarantees given [Abstract]
Disclosure of Commitments and guarantees given [Text Block]	Commitments and guarantees given
The breakdown of the balance under these headings in the condensed consolidated balance sheets is as follows:

COMMITMENTS AND GUARANTEES GIVEN (MILLIONS OF EUROS)

	Notes	June 2025	December 2024
Loan commitments given	6.2.1	211,381	188,515
Of which: impaired		159	160
Central banks		69	254
General governments		3,019	3,247
Credit institutions		27,926	13,441
Other financial corporations		11,848	8,656
Non-financial corporations		82,963	82,891
Households		85,556	80,026
Financial guarantees given	6.2.1	22,273	22,503
Of which: impaired ⁽¹⁾		143	192
Central banks		—	—
General governments		152	183
Credit institutions		679	636
Other financial corporations		908	2,843
Non-financial corporations		20,305	18,724
Households		229	116
Other commitments given	6.2.1	60,682	51,215
Of which: impaired ⁽¹⁾		351	439
Central banks		470	—
General governments		332	354
Credit institutions		13,310	6,447
Other financial corporations		4,090	3,256
Non-financial corporations		42,249	41,005
Households		231	153
Total	6.2.1	294,337	262,233
(1) Impaired financial guarantees given amounted to €494 million and €631 million, respectively, as of June 30, 2025 and December 31, 2024, respectively.
As of June 30, 2025 and December 31, 2024, the provisions for loan commitments given, financial guarantees given and other commitments given, recorded in the consolidated balance sheet amounted €375 million, €109 million and €129 million; and €372 million, €140 million and €155 million, respectively (see Note 23).
Since a significant portion of the amounts above will expire without any payment being made by the consolidated entities, the aggregate balance of these commitments cannot be considered the actual future requirement for financing or liquidity to be provided by the BBVA Group to third parties.